Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Fair Value of Share Options, Valuation Assumptions
	Year ended December 31,
	2012	2013	2014
Risk-free interest rate	2.83% - 3.35%	3.40% - 4.02%	3.96%~4.61%
Expected life (years)	6.35	6.35	5.85~6.35
Volatility	46.98% - 74%	46.04% - 46.68%	44.28%~46.02%
Dividend yield	-	-	-

Summary of Share Options Activities
		Weighted average	Weighted average	Aggregate
		exercise price	remaining contractual	intrinsic value
	Number of options	per option	life (Years)	(in thousands)

Outstanding at December 31, 2013	11,482,513	$10.04	7.55	512,964
Granted	258,500	45.35
Exercised	(1,833,657)	7.96
Expired	(3,000)	58.49
Forfeited	(720,366)	20.23

Outstanding at December 31, 2014	9,183,990	$10.57	6.61	257,557

Vested and exercisable at December 31, 2014	4,913,833	7.00	6.09	153,647

Vested and expect to vest at December 31, 2014	16,690,231	8.32	6.28	502,394

Summary of Nonvested Shares Activities
		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date

Outstanding at December 31, 2013	10,070,794	$15.44
Granted	2,734,139	56.27
Vested	(3,086,753)	12.79
Forfeited	(1,174,065)	33.32

Outstanding at December 31, 2014	8,544,115	$26.85

Vested and to be transferred to grantees at December 31, 2014	21,503,321

Vested and expect to vest at December 31, 2014	31,574,115